Selected Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2014
Selected Quarterly Financial Data [Abstract]
Selected Quarterly Financial Data

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
2014
Operating revenues	$182,672	$195,307	$210,535	$191,389	$779,903
Operations and maintenance expense	71,686	70,375	72,374	74,121	288,556
Operating income	66,770	79,934	95,058	72,597	314,359
Income from continuing operations	42,401	54,818	67,711	48,954	213,884
Income from discontinued operations	458	751	285	17,861	19,355
Net income attributable to common shareholders	42,859	55,569	67,996	66,815	233,239
Basic income from continuing operations per common share	0.24	0.31	0.38	0.28	1.21
Diluted income from continuing operations per common share	0.24	0.31	0.38	0.28	1.20
Basic income from discontinued operations per common share	0.00	0.00	0.00	0.10	0.11
Diluted income from discontinued operations per common share	0.00	0.00	0.00	0.10	0.11
Basic net income per common share	0.24	0.31	0.38	0.38	1.32
Diluted net income per common share	0.24	0.31	0.38	0.38	1.31
Dividend paid per common share	0.152	0.152	0.165	0.165	0.634
Dividend declared per common share	0.152	0.152	0.165	0.165	0.634
Price range of common stock:
- high	25.56	26.27	26.29	28.22	28.22
- low	22.40	24.25	23.12	23.26	22.40

2013
Operating revenues	$178,552	$193,943	$202,320	$187,078	$761,893
Operations and maintenance expense	67,794	70,412	71,631	73,724	283,561
Operating income	66,938	79,750	86,140	68,834	301,662
Income from continuing operations	40,864	53,004	62,749	46,254	202,871
Income from discontinued operations	5,701	582	868	11,278	18,429
Net income attributable to common shareholders	46,565	53,586	63,617	57,532	221,300
Basic income from continuing operations per common share	0.23	0.30	0.36	0.26	1.15
Diluted income from continuing operations per common share	0.23	0.30	0.35	0.26	1.15
Basic income from discontinued operations per common share	0.03	0.00	0.00	0.06	0.10
Diluted income from discontinued operations per common share	0.03	0.00	0.00	0.06	0.10
Basic net income per common share	0.27	0.30	0.36	0.33	1.26
Diluted net income per common share	0.26	0.30	0.36	0.32	1.25
Dividend paid per common share	0.140	0.140	0.152	0.152	0.584
Dividend declared per common share	0.140	0.292	-	0.152	0.584
Price range of common stock:
- high	25.17	26.62	28.12	25.78	28.12
- low	20.61	23.52	24.01	22.69	20.61

High and low prices of the Company’s common stock are as reported on the New York Stock Exchange.  The cash dividend paid in September 2013 of $0.152 was declared in May 2013.